BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life			50 years
Expense of restructuring activities	$ 56,309		$ 111,746
Restructuring provision	$ 0		$ 0
Weighted average number of ordinary shares outstanding	2,153,688,011	2,153,688,011	2,153,688,011	2,153,688,011